Performance B.7. Earnings Per Share (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings (loss) per common share for profit (loss) attributable to the owners of the Company:
Net profit (loss) attributable to equity holders from continuing operations	$ 93	$ 23		$ 28
Net profit (loss) attributable to equity holders from discontinuing operations	57	(33)		59
Net profit attributable to all equity holders to determine the basic earnings (loss) per share	$ 149	$ (10)	[1]	$ 87	[1]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share) (in shares)	101,144	100,793		100,384
Potential incremental shares as a result of share options (in shares)		0		0
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (in shares)	101,144	100,793		100,384

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.